              --------------------------------------------------
                                 SMITH BARNEY
                              INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.
              --------------------------------------------------

               CLASSIC SERIES  |  ANNUAL REPORT  |  MAY 31, 2001



                        [LOGO] Smith Barney
                               Mutual Funds
                        Your Serious Money. Professionally Managed./SM/


           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

[PHOTO]

HEATH B.
MCLENDON

Chairman

[PHOTO]

JOSEPH
BENEVENTO

Vice President and
Investment Officer

[PHOTO]

PHYLLIS
ZAHORODNY

Vice President and
Investment Officer

[PHOTO]

JOSEPH P.
DEANE

Vice President and
Investment Officer

Smith Barney
Institutional Cash
Management
Fund, Inc.

Dear Shareholder:
We are pleased to provide the annual report for the Smith Barney Institutional Cash Management Fund, Inc. ("Fund") for the year ended May 31, 2001. In this report, we have summarized what we believe to be the period's prevailing economic and market conditions and outlined our investment strategy. We hope you find this report to be useful and informative.

Performance Summary
The Cash Portfolio and Government Portfolio each seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Municipal Portfolio seeks maximum current income exempt from federal income taxes to the extent consistent with the preservation of capital and maintenance of liquidity. (Please note that a portion of the Municipal Portfolio's income may be subject to the Alternative Minimum Tax ("AMT")).

Smith Barney Institutional Cash Management Fund Yields (Class A Shares)

          Portfolio  Seven-Day Current Yield Seven-Day Effective Yield
          ---------  ----------------------- -------------------------
          Cash                4.35%                    4.44%
          Government          4.11                     4.19
          Municipal           2.98                     3.03



1 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Economic Overview
At the time of this report, the economic environment had changed dramatically from our last letter. One year ago, the U.S. Federal Reserve Board ("Fed") held short-term interest rates at 6.5%, and was concerned about inflation and an expanding economy. Over the last five months, however, the Fed lowered the federal funds rate ("fed funds rate")/1/ from 6.5% to its current level of 4.0% in five consecutive 50-basis-point/2/ moves, acting in response to declining corporate profits, reduced capital spending and a weakening in the manufacturing sector.

U.S. economic growth, as measured by Gross Domestic Product ("GDP"),/3/ was somewhat anemic during the period. In each of the last two quarters, growth has been below 1.5%. Layoffs across many sectors of the economy have caused the unemployment rate to rise toward 4.50%--its highest level in two and one half years.

We expect the Fed's recent interest rate cuts to improve the economic picture toward the latter part of this year. The build-up in inventories by many corporations appears to be waning. The stock market's recent rebound should help buoy consumer spending as well as consumer confidence. In addition, the Fed, which has maintained an easing bias, should be able to switch to a neutral bias. As a result, we expect a return to a positively sloped yield curve.

--------
1 The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
2 A basis point is 0.01% or one one-hundredth of a percent.
3 GDP is the market value of the goods and services produced by labor and property in the U.S. GDP comprises consumer and government purchases, private domestic investments and net exports of goods and services.


2 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

Cash and Government Portfolio Updates and Strategies
Returns on money market securities fell considerably during the period, and the yield curve was inverted/4/ for many months. Six months ago, one-year securities were yielding 6.40%; they have now fallen to 4.15%. The Cash Portfolio and Government Portfolio in the coming months anticipate maintaining average maturities of 50 and 40 days, respectively.

Municipal Portfolio Update and Strategy
In our last report, we spoke of a robust economy, with state and local governments enjoying the benefits of surpluses and decreased deficit financing. During the period, we have witnessed a complete reversal of these trends. The U.S. economy slowed and the Fed moved aggressively by cutting short-term interest rates. Under the current economic conditions, the Fund has experienced increased asset growth as investors, seeking shelter from the volatility of the equity markets, moved money into municipal money market funds. The effects of the Fed aggressively lowering rates, coupled with increased asset growth in the Municipal portfolio, has caused the returns on the Fund to decline considerably. The economic slowdown has also forced many state and local governments to dip into their "rainy day funds" or, in some cases, to erase expected budget surpluses entirely. As a result, we expect to see increased short-term municipal issuance for the purpose of cash flow financing from these state and local governments. While tax-exempt money market yields have declined, we believe that increased issuance will provide significant opportunities to outperform our taxable counter parts over the coming months.

Going forward, as we approach the June municipal note-pricing season, increased issuance relating to municipal cash-flow borrowing and debt relating to the California power crisis will be the dominant factors affecting the short-term municipal market. During the coming months, we anticipate targeting the portfolio average maturity at a 45 to 50 day range. Our focus will be on the high quality, highly liquid sector of the municipal note market.

--------
4 An inverted yield curve is an unusual situation where short-term interest rates are higher than long-term rates.


3 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

In closing, thank you for investing in the Smith Barney Institutional Cash Management Fund, Inc. We hope the Fund has proven to be a convenient, economical and competitive vehicle for your short-term assets.

Sincerely,


/s/ Heath B. McLendon          /s/ Phyllis Zahorodny
Heath B. McLendon              Phyllis Zahorodny
Chairman                       Vice President and
                               Investment Officer

/s/ Joseph Benevento           /s/ Joseph Deane
Joseph Benevento               Joseph P. Deane
Vice President and             Vice President and
Investment Officer             Investment Officer

June 1, 2001

Please note that, as of June 14, 2001, Phyllis Zahorodny resigned from her portfolio management responsibilities with the Fund. Martin Hanley has joined the Fund's investment team as co-manager. Martin has 14 years of securities business experience--all with Citigroup Asset Management. He has a B.A. in economics and an M.B.A. in finance from Fordham University.

                               -----------------

The information provided in this letter represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 5 through 18 for lists and percentage breakdowns of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of May 31, 2001 and is subject to change.



4 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments                                          May 31, 2001



                                CASH PORTFOLIO

    FACE                                                        ANNUALIZED
   AMOUNT                        SECURITY                         YIELD         VALUE

-------------------------------------------------------------------------------------------
BANK NOTES -- 1.5%
$ 50,000,000 Banc One, N.A. matures 7/30/01                        5.50%    $   50,092,575
  25,000,000 First USA Bank, N.A. matures 7/9/01                   5.32         25,000,000
------------------------------------------------------------------------------------------
             TOTAL BANK NOTES
             (Cost -- $75,092,575)                                              75,092,575
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 71.8%
  91,800,000 Abbey National North America mature
              6/6/01 to 7/3/01                                 5.24 to 5.40     91,615,529
  50,000,000 ABN-AMRO Bank N.V. matures 7/3/01                     4.73         49,792,444
  40,000,000 Aegon Funding Corp. matures 8/14/01                   4.01         39,673,578
  75,000,000 Alliance & Leicester Building Society mature
              6/19/01 to 8/8/01                                3.99 to 4.76     74,695,972
  95,000,000 ANZ Delaware Inc. mature 7/23/01 to 8/29/01       3.90 to 4.25     94,249,861
  30,000,000 Asset Securitization Corp. matures 7/6/01             4.00         29,883,917
  50,000,000 Bank Brussels Lambert N.A. matures 6/14/01            4.10         49,926,333
  10,000,000 Bank of America Corp. matures 8/10/01                 4.60          9,911,917
  80,000,000 Bank of Novia Scotia mature 7/12/01 to 8/7/01     4.00 to 5.42     79,451,147
  27,734,000 Barton Capital Corp. matures 7/9/01                   3.98         27,618,072
  48,475,000 BCI Funding Corp. matures 7/23/01                     4.26         48,180,218
  70,455,000 BellSouth Capital Funding Corp. matures 6/22/01       3.97         70,292,660
  25,000,000 Canadian Wheat Board matures 6/1/01                   5.05         25,000,000
 100,000,000 CBA Finance Inc. mature 7/23/01 to 11/19/01       3.92 to 4.65     98,757,222
  79,553,000 Centric Capital Corp. mature 6/8/00 to 7/9/01     4.05 to 4.11     79,386,802
  50,000,000 Coca-Cola Co. matures 7/19/01                         4.21         49,722,000
  51,500,000 Commerzbank U.S. Finance matures 7/16/01              4.03         51,242,500
 115,000,000 Credit Suisse First Boston Corp. mature
              6/1/01 to 8/6/01                                 4.65 to 5.39    114,729,666
  57,152,000 Delaware Funding Corp. matures 6/21/01                4.02         57,024,678
  75,000,000 Den Danske Corp. mature 8/1/01 to 12/19/01        4.19 to 4.60     73,760,049
 125,000,000 Deutsche Bank Financial Inc. mature
              6/4/01 to 8/6/01                                 4.00 to 5.42    124,692,917
  95,000,000 Dexia Delaware LLC mature 6/4/01 to 6/5/01        5.01 to 5.26     94,954,354
  30,000,000 Dresdner U.S. Finance Inc. matures 7/18/01            4.75         29,816,308
 104,000,000 E.I. du Pont de Nemours & Co. matures 7/11/01         3.94        103,547,022
  49,769,000 Enterprise Funding Corp. matures 7/11/01              3.98         49,550,016
  50,000,000 Falcon Asset Securitization Corp. matures 6/21/01     4.01         49,888,889
  96,500,000 Fortis Funding LLC mature 7/2/01 to 11/15/01      4.00 to 4.70     95,701,236
  30,000,000 General Electric Capital Corp. matures 7/18/01        4.67         29,819,833
  25,000,000 General Electric Capital International Funding
              matures 6/5/01                                       5.21         24,985,778
  35,000,000 Glaxo Welcome PLC matures 8/8/01                      3.96         34,740,844


                      See Notes to Financial Statements.


5 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                                CASH PORTFOLIO

    FACE                                                    ANNUALIZED
   AMOUNT                      SECURITY                       YIELD          VALUE

----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 71.8% (continued)
$ 60,000,000 Goldman Sachs & Co. mature
              7/19/01 to 10/22/01                         4.15% to 4.69% $   59,330,192
  74,900,000 Halifax PLC mature 7/9/01 to 7/23/01          4.72 to 5.32      74,428,144
  50,000,000 Honeywell International Inc. matures 6/15/01      4.06          49,921,444
  50,000,000 IBM Credit Corp. matures 6/6/01                   5.01          49,965,694
 105,000,000 ING U.S. Funding mature 6/7/01 to 11/15/01    3.92 to 5.01     103,979,100
  75,000,000 International Lease Finance mature
              7/24/01 to 8/8/01                            3.96 to 4.21      74,507,931
  37,716,000 Kitty Hawk matures 7/10/01                        3.98          37,554,198
  95,000,000 Lloyds Bank mature 6/5/01 to 8/20/01          3.94 to 5.24      94,338,556
  45,075,000 Monte Rosa Corp. matures 6/13/01                  4.09          45,013,848
  25,000,000 Moriarity Ltd. matures 8/20/01                    4.58          24,750,000
  32,130,000 Nationwide Building Society matures 6/25/01       5.19          32,020,758
  50,000,000 Preferred Receivable Funding Corp. matures
              6/20/01                                          4.00          49,894,708
 122,895,000 Private Export Funding Corp. mature
              7/12/01 to 9/5/01                            3.95 to 4.71     121,859,981
  45,000,000 Procter & Gamble Co. matures 6/28/01              3.97          44,866,688
  50,000,000 Province De Quebec matures 8/22/01                4.57          49,489,778
  50,000,000 Prudential Funding Corp. matures 6/13/01          4.07          49,932,500
  52,941,000 Quincy Capital Corp. matures 7/20/01              4.01          52,654,207
  50,000,000 Royal Bank of Canada matures 7/9/01               5.41          49,722,389
  50,000,000 SBC Communications Corp. matures 6/18/01          3.97          49,906,500
  80,000,000 Societe Generale N.A. Inc. mature
              7/9/01 to 7/23/01                            4.01 to 4.65      79,543,189
  38,650,000 Svenska Handelsbanken mature
              6/11/01 to 6/12/01                               5.52          38,588,628
  25,000,000 Toronto Dominion Holdings USA matures 6/1/01      4.89          25,000,000
 105,000,000 TransAmerica Finance Corp. mature
              6/20/01 to 8/10/01                           4.03 to 4.76     104,485,812
  74,765,000 UBS AG Stanford mature 6/8/01 to 7/6/01       4.00 to 5.00      74,621,194
  39,525,000 Verizon Global Funding matures 7/20/01            4.24          39,299,049
  50,000,000 Wachovia Bank matures 7/20/01                     4.00          49,729,819
 125,723,000 Wal-Mart Stores Inc. mature
              6/19/01 to 6/26/01                               3.97         125,415,762
  45,000,000 Walt Disney Co. mature 7/6/01 to 7/17/01      3.99 to 5.29      44,758,292
  30,000,000 Wells Fargo & Co. matures 6/22/01                 5.01          29,913,550
  80,000,000 Westpac mature 6/1/01 to 8/6/01               4.61 to 5.28      79,671,283
  21,096,000 Windmill Funding Corp. matures 8/6/01             3.99          20,943,229
---------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $3,678,718,185)                                     3,678,718,185
---------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


6 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                                CASH PORTFOLIO

    FACE                                                    ANNUALIZED
   AMOUNT                      SECURITY                       YIELD         VALUE

---------------------------------------------------------------------------------------
MEDIUM-TERM NOTE -- 0.4%
$ 20,000,000 Merrill Lynch & Co. matures 7/24/01
             (Cost -- $20,000,000)                             7.12%    $   20,000,000
--------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT -- 2.9%
  50,000,000 American Express Centurion matures 6/26/01        4.00         50,000,000
  50,000,000 Bank of America Canada matures 8/7/01             4.03         50,000,000
  50,000,000 Chase Manhattan USA Delaware matures
              7/10/01                                          4.63         50,000,000
--------------------------------------------------------------------------------------
             TOTAL DOMESTIC CERTIFICATES OF DEPOSIT
             (Cost -- $150,000,000)                                        150,000,000
--------------------------------------------------------------------------------------
DISCOUNT NOTES -- 3.8%
 194,400,000 Federal Home Loan Mortgage Corp. mature
              7/12/01 to 8/9/01 (Cost -- $193,054,449)     4.17 to 4.66    193,054,449
--------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 18.0%
  50,000,000 ABN-AMRO New York matures 8/14/01                 4.03         49,992,833
 100,000,000 Banca Intesa S.p.A. mature 6/13/01 to 7/10/01 4.65 to 5.00    100,001,739
  55,000,000 Bank of Montreal mature 6/11/01 to 7/16/01    4.04 to 5.37     55,000,000
  25,000,000 Bayerische Hypo-Und Vereinsbank AG matures
              7/10/01                                          4.75         25,010,612
  40,000,000 Bayerische Landesbank matures 6/22/01             5.20         40,000,803
  25,000,000 BNP Paribas S.A. matures 8/6/01                   4.60         25,000,000
  50,000,000 Credit Agricole Indosuez mature
              7/6/01 to 7/9/01                             4.72 to 5.38     49,999,465
  25,000,000 Deutsche Bank matures 7/31/01                     4.00         25,029,252
  65,000,000 Dresdner Bank mature 6/5/01 to 11/9/01        4.05 to 5.00     64,985,898
  80,000,000 Hessische Landesbank mature
              7/5/01 to 9/4/01                             5.10 to 5.30     80,131,451
  50,000,000 National Westminster Bank mature
              7/16/01 to 8/14/01                           3.97 to 5.46     49,999,795
  50,000,000 Rabo Bank matures 6/29/01                         4.75         49,999,880
  47,000,000 Societe Generale NY mature 6/1/01 to 7/20/01  5.02 to 7.07     46,999,746
  80,000,000 Toronto Dominion mature 6/5/01 to 7/16/01     4.00 to 5.25     80,002,919
  50,000,000 UBS AG Stanford matures 6/6/01                    5.00         50,000,049
  50,000,000 Unicredito Intaliano matures 6/22/01              4.78         50,000,937
  80,000,000 Westdeutsche Landesbank mature
              6/4/01 to 6/11/01                            5.22 to 5.45     80,000,000
--------------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $922,155,379)                                        922,155,379
--------------------------------------------------------------------------------------
TIME DEPOSIT -- 1.6%
  80,354,000 Chase Manhattan Bank matures 6/1/01
             (Cost -- $80,354,000)                             4.19         80,354,000
--------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $5,119,374,588*)                                  $5,119,374,588
--------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


7 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                             GOVERNMENT PORTFOLIO

   FACE                                                           ANNUALIZED
  AMOUNT                         SECURITY                            YIELD         VALUE

---------------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 87.6%
$79,819,000 Federal Farm Credit Bank mature 6/1/01 to 9/18/01   3.86% to 5.19%  $ 79,488,999
 77,000,000 Federal Home Loan Bank mature 6/1/01 to 9/28/01      3.86 to 4.93     76,677,008
 91,341,000 Federal Home Loan Mortgage Corp.
             mature 6/6/01 to 8/10/01                            3.88 to 4.94     91,042,600
 76,000,000 Federal National Mortgage Assocation
             mature 6/7/01 to 9/13/01                            3.88 to 5.27     75,595,330
--------------------------------------------------------------------------------------------
            TOTAL U.S. AGENCIES AND
            INSTRUMENTALITIES
            (Cost -- $322,803,937)                                               322,803,937
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 12.4%
 16,000,000 Goldman Sachs & Co., 4.02% due 6/1/01; Proceeds at maturity --
             $16,001,787; (Fully collateralized by U.S. Treasury Bills,
             due 11/23/01; Market value -- $16,320,981)                           16,000,000
 13,565,000 Morgan Guaranty, 4.00% due 6/1/01; Proceeds at maturity --
             $13,566,507; (Fully collateralized by U.S. Treasury Notes,
             5.63% due 11/30/02; Market value -- $13,840,504)                     13,565,000
 16,000,000 Morgan Stanley Dean Witter Discover, 3.98% due 6/1/01; Proceeds
             at maturity -- $16,001,769; (Fully collateralized by U.S. Treasury
             Notes, 5.88% due 2/15/04; Market value -- $16,404,780)               16,000,000
--------------------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $45,565,000)                                                 45,565,000
--------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $368,368,937*)                                             $368,368,937
--------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


8 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE

-----------------------------------------------------------------------------------------------
Alabama -- 2.0%
$10,000,000 A-1+      Jefferson County, AL GO, 3.95% VRDO                         $ 10,000,000
  8,000,000 A-1       Montgomery, AL Special Care Facility, AMBAC-Insured,
                       Series F, 2.97% VRDO                                          8,000,000
----------------------------------------------------------------------------------------------
                                                                                    18,000,000
----------------------------------------------------------------------------------------------
Alaska -- 0.8%
  7,510,000 VMIG 1*   Valdez, AK Marine Terminal Revenue, (Exxon Mobil
                       Project), Series B, 3.00% VRDO                                7,510,000
----------------------------------------------------------------------------------------------
Arizona -- 0.2%
  1,700,000 VMIG 1*   Phoenix, AZ IDA, Del Mar Terrace, Series A,
                       2.95% VRDO                                                    1,700,000
----------------------------------------------------------------------------------------------
Arkansas -- 0.2%
  2,090,000 VMIG 1*   Fayetteville, AK Public Facilities Board, Butterfield Trail
                       Village, 3.05% VRDO                                           2,090,000
----------------------------------------------------------------------------------------------
Colorado -- 1.2%
  5,000,000 SP-1+     Arapahoe County, CO School District Cherry Creek, TAN,
                       4.88% due 6/29/01                                             5,002,138
  4,300,000 A-1+      Arvada, CO Water, FSA-Insured, 4.25% VRDO                      4,300,000
  2,000,000 SP-1+     Colorado TAN, Series A, 5.00% due 6/27/01                      2,000,915
----------------------------------------------------------------------------------------------
                                                                                    11,303,053
----------------------------------------------------------------------------------------------
Delaware -- 0.1%
  1,200,000 A-1+      Delaware State EDA, Hospital Billing, MBIA-Insured,
                       Series C, 2.90% VRDO                                          1,200,000
----------------------------------------------------------------------------------------------
District of Columbia -- 0.8%
                      District of Columbia:
  3,665,000 A-1+        GO, Series A, FSA-Insured, 3.15% VRDO                        3,665,000
  3,855,000 NR+         National Museum of Women Arts, 3.15% VRDO                    3,855,000
----------------------------------------------------------------------------------------------
                                                                                     7,520,000
----------------------------------------------------------------------------------------------
Florida -- 3.9%
  5,000,000 A-1       Florida Local Government Community, TECP,
                       4.30% due 6/7/01                                              5,000,000
  6,500,000 VMIG 1*   Gulf Breeze, FL Healthcare Facilites Revenue, (Heritage
                       Healthcare Project), 3.20% VRDO                               6,500,000
  1,000,000 VMIG 1*   Hillsborough County, FL, FGIC-Insured, Series 222,
                       3.03% VRDO                                                    1,000,000
  8,500,000 VMIG 1*   Jacksonville, FL HFA Hospital, Genesis Rehabilitation
                       Hospital, 3.00% VRDO                                          8,500,000
  4,300,000 A-1+      Lee County, FL IDA, Shellpoint Project Village, Series B,
                       3.02% VRDO                                                    4,300,000
  4,000,000 F-1+++    Miami Dade County, FL IDA, (Gulliver School Project),
                       3.15% VRDO                                                    4,000,000


                      See Notes to Financial Statements.


9 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                      SECURITY                          VALUE

---------------------------------------------------------------------------------------
Florida -- 3.9% (continued)
$ 3,810,000 A-1+      Orange County, FL HFA, PART, (Escrowed with U.S.
                       government securities), 3.10% VRDO                 $  3,810,000
  2,200,000 VMIG 1*   Pasco County, FL HFA, MFH, Carlton Arms Magnolia,
                       3.02% VRDO                                            2,200,000
--------------------------------------------------------------------------------------
                                                                            35,310,000
--------------------------------------------------------------------------------------
Georgia -- 3.1%
  6,630,000 VMIG 1*   ABN-AMRO Munitops, Series 2000-10, PART,
                       MBIA-Insured, 3.05% VRDO                              6,630,000
  1,100,000 VMIG 1*   Atlanta, GA Clark University, Series A, 3.00% VRDO     1,100,000
  3,800,000 VMIG 1*   Douglas County, GA Sheltering Arms, 3.05% VRDO         3,800,000
  8,000,000 A-1+      Macon-Bibb County, GA Hospital Authority Revenue,
                       Central Health, 3.05% VRDO                            8,000,000
  5,150,000 A-1+      Municipal Electric Authority, GA, TECP,
                       3.40% due 6/7/01                                      5,150,000
  2,700,000 A-1       Whitfield County, GA Royal Oaks Series Living
                       Community, 3.10% VRDO                                 2,700,000
--------------------------------------------------------------------------------------
                                                                            27,380,000
--------------------------------------------------------------------------------------
Hawaii -- 0.3%
    100,000 A-1+      Honolulu, HI City & County, 2.90% VRDO                   100,000
  2,695,000 VMIG 1*   Honolulu, HI GO, PART, FGIC-Insured, 3.20% VRDO        2,695,000
--------------------------------------------------------------------------------------
                                                                             2,795,000
--------------------------------------------------------------------------------------
Illinois -- 11.5%
  3,200,000 VMIG 1*   ABN-AMRO Munitops, FGIC-Insured, Series 1998,
                       3.05% VRDO                                            3,200,000
  5,000,000 A-1+      Central Lake County, IL Water Agency Revenue,
                       FGIC-Insured, Series SG-11, 3.10% VRDO                5,000,000
  2,500,000 A-1       Chicago, IL MBIA-Insured, Series C,
                       6.25% due 10/31/01                                    2,530,702
 15,000,000 A-1+      Chicago, IL Tax Increment, Series Lien North-A,
                       2.95% VRDO                                           15,000,000
  1,000,000 AAA       Chicago, IL School Finance Authority, FGIC-Insured,
                       Series A, 4.30% due 6/1/01                            1,000,000
 21,200,000 A-1+      Chicago, IL Water Revenue, Series 93, PART,
                       3.15% VRDO                                           21,200,000
  3,500,500 VMIG 1*   Cook County, IL FGIC-Insured, Series 458, PART,
                       3.05% VRDO                                            3,500,500
  1,990,000 A-1+      Elmhurst, IL Revenue, Community Accredation,
                       3.10% VRDO                                            1,990,000
  5,740,000 A-1+      Illinois DFA Webster Wayne Shopping Center,
                       3.07% VRDO                                            5,740,000


                      See Notes to Financial Statements.


10 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                              MUNICIPAL PORTFOLIO

    FACE
   AMOUNT    RATING(a)                        SECURITY                           VALUE

-------------------------------------------------------------------------------------------
Illinois -- 11.5% (continued)
                       Illinois Health Facility Authority Revenue,
                        MBIA-Insured:
$  4,435,000 A-1+         Alexian Brothers Medical, 2.75% due 8/8/01          $  4,435,000
  12,500,000 VMIG 1*      Pekin, Series B, 3.15% VRDO                           12,500,000
   9,785,000 VMIG 1*      Riverside Health Systems, 3.15% VRDO                   9,785,000
   4,100,000 A-1       Illinois State Toll Highway, FSA-Insured, PART,
                        Series 1998-67, 3.02% VRDO                               4,100,000
   8,400,000 A-1+      Regional Transportation Authority, IL, FGIC-Insured,
                        Series 29, 3.10% VRDO                                    8,400,000
   4,400,000 A-1+      Tinley Park, IL Multi-Family Revenue, Edgewater Walk
                        IIIA & IIIB, 3.07% VRDO                                  4,400,000
------------------------------------------------------------------------------------------
                                                                               102,781,202
------------------------------------------------------------------------------------------
Indiana -- 0.3%
   1,302,500 A-1+      Munster, IN School Building Corp., FSA-Insured,
                        3.20% VRDO                                               1,302,500
   1,035,000 VMIG 1*   Richmond, IN EDA, IDR, Beverly Enterprises,
                        3.65% VRDO                                               1,035,000
------------------------------------------------------------------------------------------
                                                                                 2,337,500
------------------------------------------------------------------------------------------
Iowa -- 1.1%
                       Iowa School Corp., Cash Anticipation Program:
   1,500,000 SP-1+       Series A, 5.50% due 6/22/01                             1,500,833
   4,000,000 SP-1+       Series B, FSA-Insured, 3.88% due 1/30/02                4,021,897
   4,125,000 NR+       Mason City, IA IDR, 3.35% VRDO                            4,125,000
------------------------------------------------------------------------------------------
                                                                                 9,647,730
------------------------------------------------------------------------------------------
Kansas -- 1.0%
   6,200,000 VMIG 1*   Kansas State Department of Transportation, Series C-2,
                        2.95% VRDO                                               6,200,000
   2,770,000 AAA       Kansas State Turnpike Authority, AMBAC-Insured,
                        5.25% due 9/1/01                                         2,783,891
------------------------------------------------------------------------------------------
                                                                                 8,983,891
------------------------------------------------------------------------------------------
Kentucky -- 4.0%
  11,000,000 A-1+      Campbell & Kenton Countys Sanitation District,
                        FSA-Insured, PART, Series 130, 3.02% VRDO               11,000,000
                       Hancock County, KY IDR, (Southwire Co. Project):
  21,685,000 NR+         Series A, 3.25% VRDO                                   21,685,000
   1,000,000 NR+         Series B, 3.25% VRDO                                    1,000,000
   2,000,000 SP-1+     Kentucky Association of Counties Advance Cash Flow
                        Borrowing, TAN, 5.00% due 6/29/01                        2,000,734
------------------------------------------------------------------------------------------
                                                                                35,685,734
------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


11 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                        SECURITY                            VALUE

-------------------------------------------------------------------------------------------
Louisiana -- 1.0%
$ 4,000,000 A-1+      Louisiana Local Goverment Environment, 2.95% VRDO       $  4,000,000
  5,000,000 A-1+      New Orleans, LA Aviation Board Revenue,
                       MBIA-Insured, 3.00% VRDO                                  5,000,000
------------------------------------------------------------------------------------------
                                                                                 9,000,000
------------------------------------------------------------------------------------------
Maryland -- 0.1%
    500,000 AAA       Washington Suburban San District Water Supply,
                       Series 2, (Pre-Refunded Escrowed with government
                       securities to 6/1/01 Call @ 100), 6.80% due 6/1/05          510,000
------------------------------------------------------------------------------------------
Massachusetts -- 1.3%
  3,400,000 A-1+      Massachusetts Bay Transportation Authority, Series 156,
                       3.25% VRDO                                                3,400,000
  3,260,000 P-1       Massachusets Municipal, Series A, 3.25% due 6/19/01        3,260,000
  5,000,000 MIG 1*    Massachusetts State BAN, Series A, 5.00% due 9/6/01        5,009,487
------------------------------------------------------------------------------------------
                                                                                11,669,487
------------------------------------------------------------------------------------------
Michigan -- 2.0%
  5,000,000 VMIG 1*   Detroit, MI Downtown Developent Authority, (Millender
                       Center Project), 2.90% VRDO                               5,000,000
  5,000,000 VMIG 1*   Detroit, MI Sewer Merlot, FGIC-Insured, Series I, PART,
                       3.11% VRDO                                                5,000,000
                      Michigan State Municipal Bond Authority:
  6,000,000 SP-1+       4.00% due 4/11/02                                        6,047,469
  2,000,000 SP-1+       Series C, 5.00% due 8/23/01                              2,003,052
------------------------------------------------------------------------------------------
                                                                                18,050,521
------------------------------------------------------------------------------------------
Minnesota -- 1.8%
  3,000,000 A-1       Minneapolis, MN Seed Academy Harvest School,
                       3.20% VRDO                                                3,000,000
  9,000,000 A-1+      Minneapolis & St. Paul, MN Airport, FGIC-Insured,
                       Series 127, PART, 3.02% VRDO                              9,000,000
  4,100,000 VMIG 1*   Minnesota State Higher Education Factory Olaf College,
                       Series 5-H, 3.05% VRDO                                    4,100,000
------------------------------------------------------------------------------------------
                                                                                16,100,000
------------------------------------------------------------------------------------------
Missouri -- 0.7%
  5,900,000 A-1+      Independence, MO IDA, Groves & Graceland, Series A,
                       3.05% VRDO                                                5,900,000
------------------------------------------------------------------------------------------
Montana -- 0.3%
    700,000 VMIG 1*   Missoula, MT IDR (Washington Corp. Project),
                       3.61% VRDO                                                  700,000


                      See Notes to Financial Statements.


12 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                         SECURITY                            VALUE

--------------------------------------------------------------------------------------------
Montana -- 0.3% (continued)
$ 2,000,000 NR+       Montana EDA, Farmers Union Center Exchange,
                       3.10% VRDO                                              $  2,000,000
-------------------------------------------------------------------------------------------
                                                                                  2,700,000
-------------------------------------------------------------------------------------------
Nevada -- 2.3%
    200,000 VMIG 1*   Clark County, NV School District, FSA-Insured, Series B,
                       3.10% VRDO                                                   200,000
 11,500,000 A-1+      Henderson, NV Housing Multi-Family - Pueblo, Series B,
                       3.20% VRDO                                                11,500,000
  8,500,000 A-1+      Nevada Housing Division Park Vista Apartments,
                       Series A, 2.90% VRDO                                       8,500,000
-------------------------------------------------------------------------------------------
                                                                                 20,200,000
-------------------------------------------------------------------------------------------
New Mexico -- 0.5%
  2,500,000 A-1+      Farmington, NM PCR Arizona, Series A, 3.00% VRDO            2,500,000
  2,000,000 SP-1+     New Mexico State Transportation, TRAN,
                       5.00% due 6/29/01                                          2,001,029
-------------------------------------------------------------------------------------------
                                                                                  4,501,029
-------------------------------------------------------------------------------------------
New York -- 2.2%
  7,345,000 A-1+      New York City TFA Future Tax, Series B-1, 3.00% VRDO        7,345,000
                      Triborough Bridge & Tunnel Authority Revenue, Series D:
  2,000,000 MIG 1*      3.25% due 8/1/01                                          2,000,000
 10,000,000 MIG 1*      5.00% due 1/17/02                                        10,104,611
-------------------------------------------------------------------------------------------
                                                                                 19,449,611
-------------------------------------------------------------------------------------------
North Carolina -- 4.5%
  8,300,000 A-1+      Albemarle, NC Hospital, 3.10% VRDO                          8,300,000
  3,400,000 NR+       Brunswick County, NC Facilities & Pollution, Wood
                       Industries, 3.20% VRDO                                     3,400,000
  8,000,000 A-1       North Carolina GO, MSTC, Series 2001-125, Class A,
                       PART, 3.15% VRDO                                           8,000,000
  5,000,000 A-1       North Carolina Medical Care Community Health Care,
                       Randolph Hospital, 3.10% VRDO                              5,000,000
                      North Carolina Educational Finance Agency Revenue:
  4,000,000 A-1+        Roman Catholic Diocese, 3.10% VRDO                        4,000,000
    740,000 NR+         Warren Wilson, 3.10% VRDO                                   740,000
                      North Carolina Educational Facilities:
  4,300,000 A-1         Charlotte Latin, 2.95% VRDO                               4,300,000
  1,560,000 NR+         Providence Day, 3.10% VRDO                                1,560,000
  5,100,000 A-1+      North Carolina Medical Care Adult Community Services,
                       3.13% VRDO                                                 5,100,000
-------------------------------------------------------------------------------------------
                                                                                 40,400,000
-------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


13 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                         SECURITY                            VALUE

--------------------------------------------------------------------------------------------
Ohio -- 4.0%
$ 4,995,000 A-1+      Butler County Hospital Fort Hamilton, PART 508,
                       3.33% VRDO                                              $  4,995,000
                      Cuyahoga County, OH Hospital Revenue,Cleveland Clinic:
                       Series B:
  4,200,000 A-1+        2.95% VRDO                                                4,200,000
  1,145,000 A-1+        AMBAC-Insured, 2.95% VRDO                                 1,145,000
  3,750,000 A-1+       Series C, 2.95% VRDO                                       3,750,000
  5,070,000 A-1+       Series D, 3.00% VRDO                                       5,070,000
  6,400,000 A-1+       Series E, AMBAC-Insured, 2.95% VRDO                        6,400,000
  5,000,000 VMIG 1*   Hamilton County, OH Hospital Facility Revenue, Childrens
                       Hospital Medical Center, 3.05% VRDO                        5,000,000
  5,000,000 A-1+      Hamilton County, OH Christian Hospital, PART 507,
                       3.33% VRDO                                                 5,000,000
-------------------------------------------------------------------------------------------
                                                                                 35,560,000
-------------------------------------------------------------------------------------------
Oklahoma -- 0.3%
  2,405,000 A-1+      Oklahoma Water Reserve Board, State Loan Program
                       Revenue, 3.45% due 9/1/01                                  2,405,000
-------------------------------------------------------------------------------------------
Oregon -- 2.3%
  1,000,000 SP-1+     Multnomah County, OR School District, TRAN,
                       5.00% due 6/29/01                                          1,000,441
 12,500,000 VMIG 1*   Oregon State GO, Series 73E, 2.85% VRDO                    12,500,000
  3,670,000 VMIG 1*   Oregon State Housing and Community Service Revenue,
                       Single-Family Mortgage, Series J, 4.35% due 9/27/01        3,670,000
  3,250,000 SP-1+     Oregon State Veterans Welfare, Series 80B,
                       4.35% due 10/1/01                                          3,250,000
-------------------------------------------------------------------------------------------
                                                                                 20,420,441
-------------------------------------------------------------------------------------------
Pennsylvania -- 3.4%
  3,500,000 NR+       Clinton County, PA IDR, Mellon Bank, 3.05% VRDO             3,500,000
  1,500,000 VMIG 1*   Doylestown, PA Hospital Authority Revenue,
                       AMBAC-Insured, Series B, 3.10% VRDO                        1,500,000
  1,250,000 A-1+      Geisinger Authority Pennsylvania Health Systems,
                       2.95% VRDO                                                 1,250,000
  2,000,000 A-1       Gettysburg, PA IDA, (Brethren Home Community Project),
                       Series A, 3.05% VRDO                                       2,000,000
 13,100,000 A-1       New Garden, PA General Authority Revenue, Pooled
                       Financing Program, AMBAC-Insured, Series I,
                       3.05% VRDO                                                13,100,000
  2,000,000 SP-1+     Philadelphia, PA TRAN, Series A, 5.00% due 6/29/01          2,000,941
    200,000 A-1+      Philadelphia, PA Authority IDR, Fox Chase Cancer Center,
                       3.00% VRDO                                                   200,000


                      See Notes to Financial Statements.


14 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                           SECURITY                               VALUE

-------------------------------------------------------------------------------------------------
Pennsylvania -- 3.4% (continued)
$ 4,525,000 A-1       Philadelphia Hospital & Higher Education Temple East,
                       Series B, 3.10% VRDO                                         $  4,525,000
  2,000,000 A-1       York County Pennsylvania Pooled Financing, AMBAC-Insured,
                       Series A, 2.95% VRDO                                            2,000,000
------------------------------------------------------------------------------------------------
                                                                                      30,075,941
------------------------------------------------------------------------------------------------
Puerto Rico -- 0.9%
  8,000,000 VMIG 1*   Puerto Rico Common Wealth Infrastructure Merlots, Series A15,
                       PART, (Escrowed to maturity with U.S. government
                       securities), 2.81% VRDO                                         8,000,000
------------------------------------------------------------------------------------------------
Rhode Island -- 2.5%
    940,000 A-1       Rhode Island Health & Educational Revenue, Providence
                       County Day School, 3.00% VRDO                                     940,000
                      Rhode Island Health & Education Building Corp.:
  4,300,000 A-1         Moses Brown School, MBIA-Insured, 3.00% VRDO                   4,300,000
  7,500,000 A-1         Saint Andrews School, 3.05% VRDO                               7,500,000
  9,585,000 A-1       Rhode Island State Economic Development Corp. Revenue,
                       McCoy Stadium Issue, 3.00% VRDO                                 9,585,000
------------------------------------------------------------------------------------------------
                                                                                      22,325,000
------------------------------------------------------------------------------------------------
South Carolina -- 2.0%
  1,100,000 AAA       Richland County, SC School District, MBIA-Insured,
                       Series B, 5.60% due 3/1/02                                      1,118,139
                      South Carolina Jobs EDA:
  7,600,000 A-1+        Bon Secors, PART 499, 3.33% VRDO                               7,600,000
  1,100,000 NR+         Pickens County YMCA Project, 3.15% VRDO                        1,100,000
                      South Carolina Public Service Authority Revenue,
                       MBIA-Insured, PART:
  3,000,000 VMIG 1*      Merlots, Series L, 3.11% VRDO                                 3,000,000
  3,000,000 VMIG 1*      Series 265, 3.20% VRDO                                        3,000,000
  2,400,000 NR+       Sumter County, SC IDR Bendix Corp., 3.05% VRDO                   2,400,000
------------------------------------------------------------------------------------------------
                                                                                      18,218,139
------------------------------------------------------------------------------------------------
South Dakota -- 0.4%
  3,600,000 NR+       Watertown, SD IDR, Super Value Inc., 3.25% VRDO                  3,600,000
------------------------------------------------------------------------------------------------
Tennessee -- 6.4%
  5,240,000 NR+       Greeneville, TN Health & Education, 3.10% VRDO                   5,240,000
 10,400,000 A-1+      Knox, TN Health Educational & Housing Facility Board
                       Revenue, (THA Solutions Group Inc. Project),
                       3.20% VRDO                                                     10,400,000
  4,800,000 A-1+      Metropolitan Government Nashville & Davidson County,
                       TN IDR, Music Hall of Fame, 2.95% VRDO                          4,800,000


                      See Notes to Financial Statements.


15 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                        SECURITY                            VALUE

-------------------------------------------------------------------------------------------
Tennessee -- 6.4% (continued)
$ 2,600,000 NR+       Roane County, IDB IDR (Great Lakes Carbon Corp.),
                       3.35% VRDO                                             $  2,600,000
                      Sevier County Public Building Authority (Local
                       Government Public Improvement), AMBAC-Insured:
  7,500,000 VMIG 1*      Part-II-E1, 3.00% VRDO                                  7,500,000
  6,430,000 VMIG 1*      Series A-2, 3.15% VRDO                                  6,430,000
  3,300,000 NR+          Series B-1, 3.05% VRDO                                  3,300,000
  1,105,000 VMIG 1*      Series B-9, 3.15% VRDO                                  1,105,000
  4,000,000 VMIG 1*      Series D-2, 3.00% VRDO                                  4,000,000
  2,350,000 VMIG 1*      Series E-3, 3.00% VRDO                                  2,350,000
  1,580,000 VMIG 1*      Series E-5, 3.00% VRDO                                  1,580,000
  1,900,000 VMIG 1*      Series E-6, 3.00% VRDO                                  1,900,000
  5,645,000 VMIG 1*      Series H-1, 3.00% VRDO                                  5,645,000
------------------------------------------------------------------------------------------
                                                                                56,850,000
------------------------------------------------------------------------------------------
Texas -- 20.3%
                      ABN-AMRO Munitops, Series 2000, PART:
  5,600,000 VMIG 1*     Series 1998-24, 3.05% VRDO                               5,600,000
 10,000,000 VMIG 1*     Series 1999, PART, 3.05% VRDO                           10,000,000
  5,000,000 VMIG 1*     Series 2000-11, 3.12% VRDO                               5,000,000
  1,685,000 AA+       Austin, TX Public Improvement GO, 5.50% due 9/1/01         1,690,081
  5,000,000 A-1+      Corpus Christi Utility System, TECP, 3.20% due 11/9/01     5,000,000
  2,000,000 A-1+      Dallas, TX Area Rapid Transit, TECP, 3.25% due 6/11/01     2,000,000
  1,900,000 AA+       Dallas, TX Water & Sewer, TECP, 6.75% due 4/1/02           1,951,483
    300,000 A-1+      Grand Prairie, TX HFA, Lincoln Property Co., 3.00% VRDO      300,000
  5,000,000 A-1+      Grand Prairie, TX ISD, 4.33% due 8/1/01                    5,000,245
                      Harris County, TX TAN:
  3,000,000 A-1         5.60% due 10/1/01                                        3,021,827
  5,000,000 SP-1+       3.75% due 2/28/02                                        5,029,976
  8,000,000 A-1+      Houston, TX GO, Series A, TECP, 3.15% due 6/5/01           8,000,000
  1,000,000 AA-       Houston, TX Series C, 5.80% due 3/1/02                     1,017,957
                      Houston, TX Water & Sewer Revenue System:
 10,000,000 A-1+        3.20% due 6/11/01                                       10,000,000
  5,000,000 A-1+        3.00% due 9/12/01                                        5,000,000
  6,000,000 A-1+      Keller, TX School District, Series 111, 3.15% VRDO         6,000,000
  3,400,000 NR+       McAllen, TX Health Facility Development Corp.,
                       3.35% VRDO                                                3,400,000
  3,485,000 NR+       Metropolitan, TX Higher Education Authority Revenue,
                       (University of Dallas Project), 3.15% VRDO                3,485,000
  2,400,000 VMIG 1*   North Texas Higher Education Student, Series A,
                       3.05% VRDO                                                2,400,000
 10,000,000 A-1+      Plano, TX ISD, 3.40% due 11/26/01                         10,000,000


                      See Notes to Financial Statements.


16 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                             VALUE

----------------------------------------------------------------------------------------------
Texas -- 20.3% (continued)
$ 5,100,000 A-1+      Port Corpus Christi Authority Texas Nueces County Reynolds
                       Metals Co., 3.25% VRDO                                    $  5,100,000
  3,570,000 A-1+      Texas A&M Board of Regents, AMBAC-Insured,
                       3.02% VRDO                                                   3,570,000
  9,000,000 A-1+      Texas Municipal Gas Corp., Series Lien, FSA-Insured,
                       2.95% VRDO                                                   9,000,000
 21,000,000 SP-1+     Texas State, TRAN, 5.25% due 8/31/01                         21,072,690
                      Texas PFA, Series 1993 A:
  4,300,000 A-1+        3.20% due 8/10/01                                           4,300,000
 10,000,000 A-1+        3.20% due 8/15/01                                          10,000,000
  5,000,000 NR+       Trinity River Authority TX Solid Waste Disposal, Community
                       Waste Disposal, 3.05% VRDO                                   5,000,000
 30,000,000 VMIG 1*   Tyler, TX Health Facility, DEV Corporate Hospital, Mother
                       Francis Hospital, Series B, 3.15% VRDO                      30,000,000
---------------------------------------------------------------------------------------------
                                                                                  181,939,259
---------------------------------------------------------------------------------------------
Utah -- 0.6%
  5,100,000 A-1+      Salt Lake City, UH, Class A, 2.95% VRDO                       5,100,000
---------------------------------------------------------------------------------------------
Vermont -- 0.3%
  3,100,000 A-1+      Vermont Educational and Health Building Finance VHA, (New
                       England Project), AMBAC-Insured, Series E, 2.97% VRDO        3,100,000
---------------------------------------------------------------------------------------------
Virginia -- 0.6%
  2,000,000 A-1       Alexandria, VA IDR, Institution Defense Analyses,
                       AMBAC-Insured, Series B, 3.10% VRDO                          2,000,000
  3,375,000 AAA       Virginia State GO, 4.50% due 6/1/01                           3,375,000
---------------------------------------------------------------------------------------------
                                                                                    5,375,000
---------------------------------------------------------------------------------------------
Washington -- 3.3%
  2,270,000 VMIG 1*   Central Puget Sound, WA Regional Transit Authority,
                       FGIC-Insured, PART, 3.05%, VRDO                              2,270,000
  3,600,000 A-1       Washington Motor Fuel Tax GO, Series 2001-112, Class A,
                       3.15% VRDO                                                   3,600,000
                      Washington State HEFA Revenue, (Seatlle Pacific University
                       Project):
    800,000 VMIG 1*      Series A, 3.10% VRDO                                         800,000
  6,800,000 VMIG 1*      Series B, 3.10% VRDO                                       6,800,000
                      Washington State HFA:
 10,900,000 A-1+        Mill Plain Crossing Project, 3.10% VRDO                    10,900,000
  5,200,000 VMIG 1*     National Health Care, 2.95% VRDO                            5,200,000
---------------------------------------------------------------------------------------------
                                                                                   29,570,000
---------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


17 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Schedules of Investments (continued)                              May 31, 2001


                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE

------------------------------------------------------------------------------------------------
Wisconsin -- 4.7%
$ 2,000,000 SP-1+     Millwaukee School Order Notes, RAN, Series B,
                       5.25% due 8/30/01                                          $   2,003,364
 10,000,000 SP-1+     Millwaukee Wisconsin, RAN, 4.25% due 2/28/02                   10,068,871
  9,100,000 A-1+      Wisconsin Health & Education Gundersen Lutheran, Series B,
                       FSA-Insured, 3.10% VRDO                                        9,100,000
 20,457,000 A-1+      Wisconsin Transportation, TECP, 3.10% due 7/26/01              20,457,000
-----------------------------------------------------------------------------------------------
                                                                                     41,629,235
-----------------------------------------------------------------------------------------------
Wyoming -- 0.8%
  7,000,000 A-1+      Green River PCR, (Power Rhone-Poulene Inc. Project),
                       Series 92, 3.05% VRDO                                          7,000,000
-----------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $893,892,773**)                                     $893,892,773
-----------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) which are rated by Moody's Investors Service, Inc. ("Moody's") and those identified by a double dagger (++) which are rated by Fitch IBCA, Duff & Phelps ("Fitch").
 + Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
**  Aggregate cost for Federal income tax purposes is substantially the same.

    See page 19 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.


18 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Bond Ratings (unaudited)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "A" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.
AAA   --Bonds rated "AAA" have the highest rating assigned by Standard &
        Poor's. Capacity to pay interest and repay principal is extremely strong.
AA    --Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A     --Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 Short-Term Securities Ratings (unaudited)

SP-1  --Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1   --Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG1 --Moody's highest rating for issues having a demand feature -- VRDO.
MIG 1 --Moody's highest rating for short-term municipal obligations.
P-1   --Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1   --Fitch's highest rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a (+) sign.

NR    --Indicates that the bond is not rated by Moody's or Standard & Poor's.

 Security Descriptions (unaudited)
AMBAC --AMBAC Indemnity Corporation
BAN   --Bond Anticipation Notes
DFA   --Development Finance Authority
EDA   --Economic Development Authority
EDC   --Economic Development Corporation
EFA   --Educational Facilities Authority
ETM   --Escrowed to Maturity
FGIC  --Financial Guaranty Insurance Company
FRTC  --Floating Rate Trust Certificates
FSA   --Financial Security Assurance
GO    --General Obligation
HDA   --Housing Development Authority
HEFA  --Health and Educational Facilities Authority
HFA   --Housing Finance Authority
IDA   --Industrial Development Authority
IDB   --Industrial Development Board
IDC   --Industrial Development Corporation
IDR   --Industrial Development Revenue
ISD   --Independent School District
MBIA  --Municipal Bond Investor's Assurance Corporation
MFH   --Multi-Family Housing
MTA   --Metropolitan Transportation Authority
PART  --Partnership Structure
PCFA  --Pollution Control Finance Authority
PCR   --Pollution Control Revenue
PFA   --Public Facilities Authority
RAN   --Revenue Anticipation Notes
RAW   --Revenue Anticipation Warrants
STEM  --Short-Term Extendable Maturity
TAN   --Tax Anticipation Notes
TECP  --Tax Exempt Commercial Paper
TOB   --Tender Option Bond
TRAN  --Tax & Revenue Anticipation Notes
USD   --United School District
VHA   --Veterans Housing Authority
VRDO  --Variable-Rate Demand Obligation


19 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Statements of Assets and Liabilities                              May 31, 2001


                                                  Cash       Government    Municipal
                                               Portfolio     Portfolio     Portfolio

---------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost             $5,119,374,588 $368,368,937 $893,892,773
  Cash                                               23,399           --       29,040
  Interest receivable                            17,690,774           --    6,546,573
  Receivable for securities sold                         --           --   10,035,849
  Other receivables                                      --       15,801           --
--------------------------------------------------------------------------------------
  Total Assets                                5,137,088,761  368,384,738  910,504,235
--------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                              17,826,253    1,141,486    2,331,112
  Management fees payable                           743,587       14,353      118,613
  Deferred compensation payable                       1,293          551          497
  Payable to bank                                        --          637           --
  Accrued expenses                                1,134,909       90,939      239,475
--------------------------------------------------------------------------------------
  Total Liabilities                              19,706,042    1,247,966    2,689,697
--------------------------------------------------------------------------------------
Total Net Assets                             $5,117,382,719 $367,136,772 $907,814,538
--------------------------------------------------------------------------------------
NET ASSETS:
  Capital stock (25,000,000,000 shares,
   authorized for each Portfolio; par value
   $0.00001 per share)                       $       51,174 $      3,671 $      9,078
  Capital paid in excess of par value         5,117,331,545  367,133,101  907,808,335
  Accumulated net realized loss from
   security transactions                                 --           --       (2,875)
--------------------------------------------------------------------------------------
Total Net Assets                             $5,117,382,719 $367,136,772 $907,814,538
--------------------------------------------------------------------------------------
Shares Outstanding                            5,117,376,397  367,132,708  907,815,217
--------------------------------------------------------------------------------------
Net Asset Value                                       $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


20 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Statements of Operations                       For the Year Ended May 31, 2001



                                                 Cash       Government   Municipal
                                               Portfolio    Portfolio    Portfolio

-------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                   $238,711,378  $16,213,984  $18,483,651
------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                     10,530,117      745,028    1,283,821
  Registration fees                             1,314,782      176,711      213,290
  Shareholder and system servicing fees           630,143       56,950       92,642
  Shareholder communications                      414,735       27,585       38,005
  Custody                                         155,600       16,265       15,867
  Directors' fees                                  31,470        6,855        4,760
  Audit and legal                                  28,575       20,729       17,969
  Insurance                                        18,000           --           --
  Other                                            22,951       10,018       13,791
------------------------------------------------------------------------------------
  Total Expenses                               13,146,373    1,060,141    1,680,145
  Less: Management fee waivers (Note 2)        (4,184,546)    (433,187)    (592,940)
------------------------------------------------------------------------------------
  Net Expenses                                  8,961,827      626,954    1,087,205
------------------------------------------------------------------------------------
Net Investment Income                         229,749,551   15,587,030   17,396,446
------------------------------------------------------------------------------------
Net Realized Gain From Security Transactions      192,240        3,890        2,478
------------------------------------------------------------------------------------
Increase in Net Assets From Operations       $229,941,791  $15,590,920  $17,398,924
------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


21 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Statements of Changes in Net Assets



                                                           For the Years Ended May 31,
Cash Portfolio                                               2001              2000

-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $    229,749,551  $     92,623,911
  Net realized gain                                             192,240             8,300
------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                    229,941,791        92,632,211
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
  Net investment income                                    (229,749,472)      (92,623,761)
  Net realized gains                                           (192,240)           (8,300)
------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                           (229,941,712)      (92,632,061)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                       28,851,117,846    16,123,343,761
  Net asset value of shares issued
   for reinvestment of dividends                            210,032,108        82,797,765
  Cost of shares reacquired                             (25,861,285,491)  (15,345,128,581)
------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions     3,199,864,463       861,012,945
------------------------------------------------------------------------------------------
Increase in Net Assets                                    3,199,864,542       861,013,095
NET ASSETS:
  Beginning of year                                       1,917,518,177     1,056,505,082
------------------------------------------------------------------------------------------
  End of year                                          $  5,117,382,719  $  1,917,518,177
------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


22 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

                                             For the Years Ended May 31,
Government Portfolio                            2001             2000

----------------------------------------------------------------------------
OPERATIONS:
  Net investment income                   $    15,587,030  $    10,334,646
  Net realized gain                                 3,890               --
---------------------------------------------------------------------------
  Increase in Net Assets From Operations       15,590,920       10,334,646
---------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
  Net investment income                       (15,587,030)     (10,334,646)
  Net realized gains                               (3,890)              --
---------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders              (15,590,920)     (10,334,646)
---------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares          1,972,724,010    1,220,312,721
  Net asset value of shares issued
   for reinvestment of dividends               14,584,760        9,904,165
  Cost of shares reacquired                (1,754,319,090)  (1,242,173,020)
---------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
   From Fund Share Transactions               232,989,680      (11,956,134)
---------------------------------------------------------------------------
Increase (Decrease) in Net Assets             232,989,680      (11,956,134)
NET ASSETS:
  Beginning of year                           134,147,092      146,103,226
---------------------------------------------------------------------------
  End of year                             $   367,136,772  $   134,147,092
---------------------------------------------------------------------------


                      See Notes to Financial Statements.


23 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

                                               For the Years Ended May 31,
  Municipal Portfolio                             2001             2000

  ----------------------------------------------------------------------------
  OPERATIONS:
    Net investment income                   $    17,396,446  $     5,413,493
    Net realized gain (loss)                          2,478           (3,307)
  ---------------------------------------------------------------------------
    Increase in Net Assets From Operations       17,398,924        5,410,186
  ---------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS
  FROM (NOTE 3):
    Net investment income                       (17,395,821)      (5,412,362)
    Net realized gains                                   --             (505)
  ---------------------------------------------------------------------------
    Decrease in Net Assets From
     Distributions to Shareholders              (17,395,821)      (5,412,867)
  ---------------------------------------------------------------------------
  FUND SHARE TRANSACTIONS (NOTE 6):
    Net proceeds from sale of shares          2,947,023,232      854,305,516
    Net asset value of shares issued
     for reinvestment of dividends               14,893,469        5,659,804
    Cost of shares reacquired                (2,135,930,557)  (1,089,680,585)
  ---------------------------------------------------------------------------
    Increase (Decrease) in Net Assets
     From Fund Share Transactions               825,986,144     (229,715,265)
  ---------------------------------------------------------------------------
  Increase (Decrease) in Net Assets             825,989,247     (229,717,946)
  NET ASSETS:
    Beginning of year                            81,825,291      311,543,237
  ---------------------------------------------------------------------------
    End of year                             $   907,814,538  $    81,825,291
  ---------------------------------------------------------------------------


                      See Notes to Financial Statements.


24 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Notes to Financial Statements



1. Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The significant accounting policies consistently followed by the Portfolios are: (a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays SBFM a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

For the year ended May 31, 2001, SBFM waived management fees of $4,184,546, $433,187 and $592,940 for the Cash, Government and Municipal Portfolios, respectively.


25 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolios' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the year ended May 31, 2001, the Cash, Government and Municipal Portfolios paid transfer agent fees of $686,397, $48,208 and $83,721, respectively, to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Portfolio's distributor replacing CFBDS, Inc. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

Pursuant to a Distribution Plan, each Portfolio pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of each Portfolio's Class B shares. For the year ended May 31, 2001, there were no Distribution Plan fees incurred.

All officers and one Director of the Fund are employees of SSB.

3. Dividends, Exempt-Interest Dividends and Other Distributions

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

Furthermore, Municipal Portfolio intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


26 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

4. Repurchase Agreements

The Portfolios purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Capital Loss Carryforward

At May 31, 2001, the Municipal Portfolio had, for Federal income tax purposes, $2,875 of unused capital loss carryforwards available to offset future capital gains expiring May 31, 2009. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

6. Capital Shares

At May 31, 2001, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


27 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

Transactions in shares of each Portfolio were as follows:

                                              Year Ended       Year Ended
                                             May 31, 2001     May 31, 2000

    -------------------------------------------------------------------------
    Cash Portfolio
    Shares sold                             28,851,117,846   16,123,343,761
    Shares issued on reinvestment              210,032,108       82,797,765
    Shares reacquired                      (25,861,285,491) (15,345,128,581)
    ------------------------------------------------------------------------
    Net Increase                             3,199,864,463      861,012,945
    ------------------------------------------------------------------------
    Government Portfolio
    Shares sold                              1,972,724,010    1,220,312,721
    Shares issued on reinvestment               14,584,760        9,904,165
    Shares reacquired                       (1,754,319,090)  (1,242,173,020)
    ------------------------------------------------------------------------
    Net Increase (Decrease)                    232,989,680      (11,956,134)
    ------------------------------------------------------------------------
    Municipal Portfolio -- Class A Shares
    Shares sold                              2,947,023,232      850,529,119
    Shares issued on reinvestment               14,893,469        5,659,804
    Shares reacquired                       (2,135,930,557)  (1,085,904,188)
    ------------------------------------------------------------------------
    Net Increase (Decrease)                    825,986,144     (229,715,265)
    ------------------------------------------------------------------------
    Municipal Portfolio -- Class B Shares*
    Shares sold                                         --        3,776,397
    Shares reacquired                                   --       (3,776,397)
    ------------------------------------------------------------------------
    Net Increase                                        --               --
    ------------------------------------------------------------------------

* As of November 30, 1999, Class B shares were fully redeemed.


28 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Financial Highlights


For a share of capital stock outstanding throughout each year ended May 31, unless other- wise noted:

                                                          Class A Shares
                                            --------------------------------------------
Cash Portfolio                                2001   2000/(1)/   1999     1998    1997

-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $1.00     $1.00    $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
  Net investment income/(2)/                 0.060     0.055    0.051    0.055    0.052
  Distributions from net investment income  (0.060)   (0.055)  (0.051)  (0.055)  (0.052)
  Distributions from net realized gains     (0.000)*  (0.000)* (0.000)* (0.000)*     --
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00     $1.00    $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Total Return                                  6.13%     5.60%    5.23%    5.58%    5.35%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $5,117    $1,918   $1,057     $848     $216
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(3)/                            0.23%     0.23%    0.23%    0.23%    0.23%
  Net investment income                       5.85      5.56     5.07     5.43     5.23
-----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The Manager has waived a portion of its fees for the Portfolio for the years ended May 31, 2001, 2000, 1999, 1998 and 1997. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

              Per Share Decrease to                Expense Ratio
              Net Investment Income             Without Fee Waiver
        ---------------------------------- -----------------------------
         2001   2000   1999   1998   1997  2001  2000  1999  1998  1997
        ------ ------ ------ ------ ------ ----- ----- ----- ----- -----
Class A $0.001 $0.001 $0.001 $0.001 $0.001 0.33% 0.29% 0.31% 0.35% 0.36%

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 *  Amount represents less than $0.001 per share.


29 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                          Class A Shares
                                            -------------------------------------------
Government Portfolio                          2001   2000/(1)/  1999    1998     1997

----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $1.00     $1.00    $1.00   $1.00   $1.00
----------------------------------------------------------------------------------------
  Net investment income/(2)/                 0.058     0.053    0.049   0.053   0.052
  Distributions from net investment income  (0.058)   (0.053)  (0.049) (0.053) (0.052)
  Distributions from net realized gains     (0.000)*      --       --      --  (0.000)*
----------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00     $1.00    $1.00   $1.00   $1.00
----------------------------------------------------------------------------------------
Total Return                                  5.96%     5.41%    5.05%   5.46%   5.29%
----------------------------------------------------------------------------------------
Net Assets, End of Year (millions)            $367      $134     $146     $88    $152
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(3)/                            0.23%     0.23%    0.23%   0.23%   0.21%
  Net investment income                       5.65      5.26     4.86    5.33    5.18
----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The Manager has waived a portion of its fees for the Portfolio for the years ended May 31, 2001, 2000, 1999, 1998 and 1997. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

                Per Share Decrease to                Expense Ratio
                Net Investment Income             Without Fee Waiver
          ---------------------------------- -----------------------------
           2001   2000   1999   1998   1997  2001  2000  1999  1998  1997
          ------ ------ ------ ------ ------ ----- ----- ----- ----- -----
  Class A $0.002 $0.001 $0.002 $0.002 $0.001 0.38% 0.32% 0.42% 0.39% 0.43%

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
*   Amount represents less than $0.001 per share.


30 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                         Class A Shares
                                            ------------------------------------------
Municipal Portfolio                          2001   2000/(1)/  1999     1998    1997

---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $1.00    $1.00    $1.00   $1.00    $1.00
---------------------------------------------------------------------------------------
  Net investment income/(4)/                 0.038    0.034    0.031   0.035    0.034
  Distributions from net investment income  (0.038)  (0.034)  (0.031) (0.035)  (0.034)
  Distributions from net realized gains         --   (0.000)*     --  (0.000)*     --
---------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00    $1.00    $1.00   $1.00    $1.00
---------------------------------------------------------------------------------------
Total Return                                  3.83%    3.48%    3.18%   3.56%    3.40%
---------------------------------------------------------------------------------------
Net Assets, End of Year (millions)            $908      $82     $312     $86      $24
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(3)/                            0.23%    0.23%    0.23%   0.23%    0.21%
  Net investment income                       3.63     3.35     3.09    3.50     3.34
---------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The Manager has waived all or part of its fees for the Portfolio for the years ended May 31, 2001, 2000, 1999, 1998 and 1997. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

                Per Share Decrease to            Expense Ratio Without
                Net Investment Income        Fee Waiver and Reimbursement
          ---------------------------------- -----------------------------
           2001   2000   1999   1998   1997  2001  2000  1999  1998  1997
          ------ ------ ------ ------ ------ ----- ----- ----- ----- -----
  Class A $0.001 $0.001 $0.002 $0.001 $0.004 0.35% 0.34% 0.39% 0.41% 0.41%

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 *  Amount represents less than $0.001 per share.

 Tax Information (unaudited)


For Federal tax purposes the Fund hereby designates for the fiscal year ended May 31, 2001:

   . 100.00% of the dividends paid by the Municipal Portfolio from net investment income as tax-exempt for regular Federal income tax purposes.

A total of 44.16% of the dividends paid by the Government Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

A total of 0.19% of the dividends paid by the Cash Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


31 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

 Independent Auditors' Report


The Shareholders and Board of Directors of
Smith Barney Institutional Cash Management Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Cash, Government and Municipal Portfolios ("Portfolios") of Smith Barney Institutional Cash Management Fund, Inc. ("Fund") as of May 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of May 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                             /s/ KPMG LLP
New York, New York
July 9, 2001



32 Smith Barney Institutional Cash Management Fund, Inc. |
                      2001 Annual Report to Shareholders

                                 SMITH BARNEY
                   INSTITUTIONAL CASH MANAGEMENT FUND, INC.



DIRECTORS                        INVESTMENT
                                 MANAGER
Paul R. Ades
Herbert Barg                     Smith Barney Fund
Dwight B. Crane                  Management LLC
Frank G. Hubbard
Heath B. McLendon,               DISTRIBUTOR
 Chairman
Jerome Miller                    Salomon Smith Barney Inc.
Ken Miller
                                 CUSTODIAN
John F. White, Emeritus
                                 PFPC Trust Company
OFFICERS
                                 TRANSFER AGENT
Heath B. McLendon
President and                    Citi Fiduciary Trust Company
Chief Executive Officer          125 Broad Street, 11th Floor
                                 New York, New York 10004
Lewis E. Daidone
Senior Vice President            SUB-TRANSFER AGENT
and Treasurer
                                 PFPC Global Fund Services
Phyllis Zahorodny                P.O. Box 9699
Vice President and               Providence, Rhode Island
Investment Officer               02940-9699

Joseph P. Deane
Vice President and
Investment Officer

Joseph Benevento
Vice President and
Investment Officer

Martin Hanley
Vice President and
Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary

  Smith Barney Institutional Cash Management Fund, Inc.




  This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
  Smith Barney Mutual Funds
  7 World Trade Center
  New York, New York 10048

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds


           SalomonSmithBarney
 ----------------------------
 A member of citigroup [LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD2405 7/01